UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

AB MULTI-MANAGER ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Multi-Manager Alternative Fund

Portfolio of Investments

June 30, 2017 (unaudited)

Underlying Portfolios		Fair Value ($)		% Net Assets	Liquidity*
Long/Short Equity
Aravt Global Fund Ltd.	25,518	$26,931,612		2.2%	Semi-Annual
Cadian Offshore Fund Ltd.	9,987	14,950,068		1.2	Semi-Annual
Coatue Offshore Fund, Ltd.	142,243	30,802,848		2.5	Quarterly
Corvex Offshore Ltd.	28,837	31,894,195		2.6	Quarterly
Criterion Horizons Offshore, Ltd.	13,772	34,174,469		2.8	Monthly
Darsana Overseas Fund Ltd.	25,000	28,585,313		2.3	Quarterly
Egerton Long-Short Fund (USD) Limited	157,393	29,536,563		2.4	Monthly
Falcon Edge Global, Ltd	4,902	5,297,460		0.4	Quarterly
Jana Nirvana Offshore Fund, Ltd.	26,304	31,718,525		2.6	Quarterly
Janchor Partners Pan-Asian Fund	200,000	23,186,487		1.9	Triennially
Luminus Energy Partners, Ltd.	9,477	34,833,680		2.9	Quarterly
Marble Arch Offshore Partners, Ltd.	30,000	27,115,043		2.2	Quarterly
Nokota Capital Offshore Fund, Ltd.	18,317	30,572,542		2.5	Quarterly
OrbiMed Partners, Ltd.	15,968	30,961,014		2.5	Quarterly
Pershing Square International, Ltd.	3,656	6,873,937		0.6	Quarterly
Sheffield International Partners, Ltd.	23,000	23,367,424		1.9	Anniversary
Starboard Leaders Fund LP.	10,000	10,073,697		0.8	At Fund’s Discretion
Starboard Value and Opportunity Fund Ltd	9,554	23,533,608		1.9	Quarterly
The Children’s Investment Fund	200,000	21,944,000		1.8	Triennially
Think Investments Offshore Ltd.	24,766	31,342,860		2.6	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	27,871	28,632,094		2.3	Quarterly
Tybourne Equity (Offshore) Fund	25,050	40,327,332		3.3	Quarterly
ValueAct Capital International I LP	27,661	29,868,992		2.4	Annual
Wellington Management Investors (Bermuda) Ltd.	92,776	– 0	–^	0.0	At Fund’s Discretion

Total		596,523,763		48.6

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	10,953	28,766,451		2.3	Quarterly
CQS Directional Opportunities Feeder Fund Limited.	6,563	38,997,119		3.2	Monthly
Empyrean Capital Overseas Fund, Ltd.	18,781	26,767,842		2.2	Quarterly
Fir Tree International Value Fund, Ltd.	126	6,129,290		0.5	Biennially
Governors Lane Offshore Fund Ltd.	27,548	31,179,451		2.5	Quarterly
Indaba Capital Partners (Cayman), LP	30,096	31,548,552		2.6	Quarterly
King Street Capital, Ltd.	163,530	27,191,251		2.2	Quarterly
Lion Point International, Ltd	30,000	30,696,802		2.5	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	1,776	2,005,203		0.2	At Fund’s Discretion
Luxor Capital Partners Offshore, Ltd.	12,925	12,601,003		1.0	Biennially
Manikay Offshore Fund, Ltd.	22,546	34,126,132		2.8	Quarterly
Myriad Opportunities Offshore Fund Limited	27,091	30,310,219		2.5	Quarterly
Pentwater Event Fund Ltd.	9,495	26,123,381		2.1	Monthly
Roystone Capital Offshore Fund Ltd.	2,500	2,315,552		0.2	Quarterly
Senator Global Opportunity Offshore Fund II Ltd	35,134	37,926,350		3.1	Quarterly
TBC Offshore Ltd.	31,287	33,202,377		2.7	Quarterly
Third Point Offshore Fund, Ltd.	98,152	38,361,174		3.1	Quarterly

Total		438,248,149		35.7

Credit/Distressed
Claren Road Credit Fund, Ltd.	483	418,878		0.0	At Fund’s Discretion
Elliott International Limited	14,132	18,176,858		1.5	Quarterly
JMB Capital Partners Offshore, Ltd.	1,333	2,152,820		0.2	Fund in Liquidation
Mudrick Distressed Opportunity Fund Offshore, Ltd.	12,028	14,604,544		1.2	Annual
Oaktree Value Opportunities (Cayman) Fund, Ltd.	15,192	14,877,371		1.2	Every 18 Months
Panning Overseas Fund, Ltd.	18,757	19,379,574		1.6	Quarterly
Silver Point Capital Offshore Fund, Ltd.	2,679	38,099,745		3.1	Annual
Stone Lion Fund Ltd.	1,139	924,826		0.1	Fund in Liquidation
Warlander Offshore Fund, Ltd.	30,000	27,863,035		2.2	Quarterly

Underlying Portfolios		Fair Value ($)	% Net Assets	Liquidity*
Wingspan Overseas Fund, Ltd.	953	$638,227	0.1%	Fund in Liquidation

Total		137,135,878	11.2

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	190,553	31,710,105	2.6	Semi-Annual
Spinnaker GEM Holdings Ltd.	204,589	26,349,913	2.1	Annual

Total		58,060,018	4.7

Global Macro
Light Sky Macro Offshore Fund Ltd.	20,000	20,144,838	1.6	Quarterly
Rokos Global Macro Fund Limited	305,720	16,827,374	1.4	Monthly

Total		36,972,212	3.0

Total Underlying Portfolios (cost $1,093,105,951)		1,266,940,020	103.2

	Contracts
OPTIONS PURCHASED - PUTS
Powershares QQQ Trust Series 1 Expiration: Sep 2017, Exercise Price: $136 (a)	4,228	1,454,432	0.1
S&P 500 Index Expiration: Aug 2017, Exercise Price: $2,270 (a)	822	624,720	0.1

Total (premiums paid $2,846,216)		2,079,152	0.2

Total Investments (cost $1,095,952,167) (b)		1,269,019,172	103.4%
Liabilities in excess of other assets		(41,357,374)	(3.4)

Net Assets		$1,227,661,798	100.0%

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Premiums/ Proceeds	Expiration Month	U.S. $ Value
Powershares QQQ Trust Series 1 (a)	4,228	$122	$215,441	September 2017	$(344,582)
S&P 500 Index (a)	822	2,030	490,699	August 2017	(145,905)

					$(490,487)

^	Amount less than $0.50.
(a)	One contract relates to 100 shares.
(b)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $182,668,733 and gross unrealized depreciation of investments was $(9,601,728), resulting in net unrealized appreciation of $173,067,005.
*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 90 day redemption notice periods. The Underlying Portfolios have monthly to biennial liquidity. The majority of the managers have initial lockups of one year. Certain Underlying Portfolios may have lock up periods of up to three years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. Certain underlying portfolios may have lock up periods of up to two years.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of up to three years.

Emerging Markets Underlying Portfolios invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity.

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to a 65-90 day redemption notice period. The Underlying Portfolios have monthly liquidity.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

AB Multi-Manager Alternative Fund

June 30, 2017 (unaudited)

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs
•	Level 3—significant unobservable inputs

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its equivalent), as an amendment to Accounting Standards Codification (ASC) 820, Fair Value Measurement. The amendments in this ASU apply to reporting entities that elect to measure the fair value of an investment using the net asset value per share (or its equivalent) practical expedient, as the Fund does for its investments in Underlying Portfolios. The amendments in this ASU remove the requirement to categorize within the fair value hierarchy, as described above, all investments for which fair value is measured using the net asset value per share practical expedient.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

Total Investments Measured at NAV	$1,269,019,172

At June 30, 2017, the Fund only held investments valued at NAV as practical expedient, as such, no leveling in accordance with the hierarchy described above requires disclosure.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AB Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker President

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Christopher J. Bricker
President

Date: August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 22, 2017